Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash	$ 2,982,179	$ 2,517,146	$ 19,917,196
Restricted cash	1,299,252	2,292,662	3,443,172
Accounts receivable, net	529,699	304,959	136,681
Receivables reserved for users	3,222,992	2,941,882	2,290,105
Other receivables	1,038,691	372,283	658,745
Prepaid expenses and other current assets	1,156,585	1,543,053	3,264,344
Total current assets	10,229,398	9,971,985	29,710,243
Equipment, net	38,524	43,925	726,942
Operating lease right-of-use asset	134,151	164,288	1,272,920
Intangible assets, net	26,871,932	30,346,489	45,772,555
Goodwill	20,993,275	22,275,313	40,937,370
Other non-current assets	1,665,463	2,062,176	1,315,009
TOTAL ASSETS	59,932,743	64,864,176	119,735,039
Current liabilities
Accounts payable and accrued expenses	12,291,670	12,344,052	8,458,689
Liabilities to customers	4,245,389	4,671,287	3,057,942
Deferred revenue	1,039,753	575,097	22,110
Senior convertible note	32,221,573	35,000,000
Derivative liability	9,124,756	9,399,620
Current portion of notes payable and other long-term debt	92,726	139,538	223,217
Operating lease liability – current	358,900	364,269	414,215
Contingent consideration – current	3,148,893	3,328,361
Total current liabilities	62,523,660	65,822,224	12,176,173
Senior convertible note, net of unamortized discount			6,302,504
Notes payable and other long-term debt			221,300
Warrant liability	5,028,462	2,192,730	23,500,000
Deferred income taxes			1,870,861
Operating lease liability – non-current	606,261	669,286	878,809
Total liabilities	68,158,383	68,684,240	44,949,647
Commitments and contingencies (Note 12)
Mezzanine equity:
10% Series A cumulative redeemable convertible preferred stock, $0.001 par value, 1,725,000 authorized, 835,950 shares issued and outstanding, aggregate liquidation preference $9,195,450 at September 30, 2022 and June 30, 2022	7,855,924	7,781,380
Stockholders’ equity (deficit)
Preferred stock $0.001 par value; 10,000,000 shares authorized
Common stock $0.001 par value; 500,000,000 shares authorized, 70,922,944 and 40,922,944 and 21,896,145 shares issued and outstanding as of September 30, 2022 and June 30, 2022 and June 30, 2021, respectively	70,923	40,923	21,896
Additional paid-in capital	147,059,122	144,874,173	122,341,002
Accumulated deficit	(153,309,017)	(149,140,426)	(46,908,336)
Accumulated other comprehensive loss	(9,902,592)	(7,376,114)	(669,170)
Total stockholders’ equity (deficit)	(16,081,564)	(11,601,444)	74,785,392
TOTAL LIABILITIES, MEZZANINE EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 59,932,743	$ 64,864,176	$ 119,735,039